Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10K)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax benefit	(34.00%)	(34.00%)
State income taxes, net of federal effects	(4.00%)	(4.00%)
Permanent items
Other	1.00%
Change in deferred tax asset valuation allowance	37.00%	41.00%
Provision for income taxes